Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 5,898,773	$ 6,066,309
Less: allowance for current expected credit loss	(89,399)	(52,773)
Accounts receivable, net	$ 5,809,374	$ 6,013,536